Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000236584 | Emerson Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236584 | Rockwell Automation Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236584 | Check Point Software Technologies Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236584 | AZZ Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236584 | Allient Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236584 | AMETEK Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236584 | Intercontinental Exchange Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236584 | ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236584 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236584 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236584 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000236584 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236584 | Prepackaged Software
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000236584 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000236584 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000236584 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000236584 | Industrial Instruments For Measurement, Display, and Control
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000236584 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236584 | Electronic & Other Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236584 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236584 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000236584 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220758 | The Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000220758 | Howmet Aerospace Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220758 | Spirit AeroSystems Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220758 | Mercury Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220758 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220758 | Curtiss-Wright Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220758 | Honeywell International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220758 | Moog Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220758 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220758 | Woodward Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220758 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000220758 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220758 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000220758 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000220758 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000220758 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220752 | SuRo Capital Corp., BDC
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220752 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000220752 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000220752 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220752 | FactSet Research Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220752 | Interactive Brokers Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220752 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220752 | W. R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220752 | Blue Owl Capital Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220752 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220752 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000220752 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220752 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220752 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220752 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220752 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	81.40%
C000220752 | Closed-End Funds_Industry
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220752 | Banking
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220752 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220751 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000220751 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220751 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220751 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000220751 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220751 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220751 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220751 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220751 | General Electric Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220751 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000220751 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000220751 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000220751 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220751 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220751 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000220751 | Information Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000220751 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000220751 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000220751 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000220751 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000220751 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000220751 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220756 | Republic Services Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220756 | GE Vernova Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220756 | Mirion Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220756 | Xylem Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220756 | Hubbell Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220756 | Waste Connections Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220756 | S&P Global Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220756 | Crown Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220756 | Cummins Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220756 | Johnson Controls International plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220756 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000220756 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220756 | InvestmentType_Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220756 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000220756 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220756 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220756 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220756 | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220756 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000220756 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220756 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000220756 | Automotive Parts and Accessories
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000220756 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	4.70%